Line of Credit	12 Months Ended
Jun. 30, 2020
Line of Credit Facility [Abstract]
Line of Credit

Note 3 - Line of Credit

The Company has a $1,250,000 line of credit bearing interest at prime plus 0.5% (4.25% and 6.0% at June 30, 2020 and 2019, respectively) which expires October 12, 2020. The line of credit is collateralized by certain real estate owned by a family member of a stockholder, 850,000 shares of the Company's common stock owned by two stockholders, personal guarantees of two stockholders, and a key man life insurance policy. A minimum average bank balance of $50,000 is required as part of the line of credit agreement. In addition, a 20% curtailment of the outstanding balance may occur in 2020. The outstanding balance was $1,236,598 and $1,230,550 at June 30, 2020 and 2019, respectively.